ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 57,235	$ 59,311	$ 35,873
Provision for loan and lease losses - uncovered	19,210	33,564	56,084
Loans charged off	(25,798)	(38,351)	(34,949)
Recoveries	1,929	2,711	2,303
Balance at end of period	$ 52,576	$ 57,235	$ 59,311